Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the numerators and denominators of the basic and diluted earnings per share computations
Net income used in basic calculations	$ 115,237,000	$ 91,638,000	$ 117,102,000
Effect of dilutive stock based awards, Net income
Net income used in diluted calculations	$ 115,200,000	$ 91,600,000	$ 117,100,000
Shares used in computation of basic earnings per share	91,490,000	90,167,000	89,095,000
Effect of dilutive stock based awards, shares	3,500,000	4,300,000	5,400,000
Income and shares used in diluted calculations	95,013,000	94,447,000	94,504,000
Basic earnings per share	$ 1.26	$ 1.02	$ 1.31
Diluted earnings per share	$ 1.21	$ 0.97	$ 1.24